united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AlphaCentric Asset Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Value
	EXCHANGE TRADED FUND - 97.6%
	EQUITY FUND - 97.6%
297,125	Vanguard Extended Market ETF (Cost $25,620,346)	$ 25,380,418

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
706,499	Fidelity Institutional Money Market Funds-	706,499
	Money Market Portfolio to yield 0.15% * (Cost $706,499)

	TOTAL INVESTMENTS - 100.3% (Cost $26,326,845) (a)	$ 26,086,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(80,162)
	NET ASSETS - 100%	$ 26,006,755

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,326,845 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	-
	Unrealized Depreciation:	(239,928)
	Net Unrealized Depreciation:	(239,928)

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 25,380,418	$ -	$ -	$ 25,380,418
Short-Term Investment	$ 706,499	-	-	$ 706,499
Total	$ 26,086,917	$ -	$ -	$ 26,086,917

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Bond Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 98.2%
	ASSET ALLOCATION - 49.2%
101,550	SPDR Barclays Convertible Securities ETF	$ 4,451,952

	DEBT FUND - 49.0%
93,165	First Trust Tactical High Yield ETF	4,441,176

	TOTAL EXCHANGE TRADED FUNDS (Cost $8,893,014)	8,893,128

	TOTAL INVESTMENTS - 98.2% (Cost $8,893,014) (a)	$ 8,893,128
	OTHER ASSETS LESS LIABILITIES - 1.8%	160,544
	NET ASSETS - 100%	$ 9,053,672

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,893,014 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	20,456
	Unrealized Depreciation:	(20,342)
	Net Unrealized Appreciation:	114

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,893,128	$ -	$ -	$ 8,893,128
Total	$ 8,893,128	$ -	$ -	$ 8,893,128

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Principal ($)		Value
	ASSET BACKED SECURITIES - 67.9%
1,056,307	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 2.478% due 6/25/2034	$ 669,598
3,409,496	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 2.298% due 4/25/2035	537,081
91,729	AFC Home Equity Loan Trust, 1.146% due 12/22/2027	79,376
1,043,712	Ameriquest Asset-Backed Pass Through Certificates 2002-3, 3.678% due 8/25/2032	494,604
788,522	Ameriquest Asset-Backed Pass Through Certificates 2003-1, 5.105% due 2/25/2033	482,818
1,924,682	Ameriquest Asset-Backed Pass Through Certificates 2004-R7, 3.678% due 8/25/2034	1,319,904
2,722,790	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 2.373% due 9/25/2034	1,174,701
1,685,268	Ameriquest Asset-Backed Pass Through Certificates 2004-1A1, 2.703% due 9/25/2034	1,034,322
2,244,801	Ameriquest Asset-Backed Pass Through Certificates 2005-R2, 1.623% due 4/25/2035	1,144,491
423,393	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 0.948% due 6/25/2028	398,135
219,723	Amresco Residential Securities Corp Mort Loan Trust 1999-1, 1.803% due 11/25/2029	181,208
5,719,224	Amur Finance VI LLC, 8.000% due 12/20/2024, 144A	5,604,839
1,190,837	Argent Securities, Inc., 4.127% due 3/25/2034, 144A	537,147
864,317	Argent Securities, Inc., 4.127% due 3/25/2034	750,272
544,308	Argent Securities, Inc., Asset-Backed Pass Through Certificates 2004-W6, 5.328% due 5/25/2034, 144A	463,226
470,891	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 3.003% due 12/25/2034	410,736
1,265,803	Centex Home Equity Loan Trust 2002-C, 1.603% due 9/25/2032	704,759
2,122,616	Centex Home Equity Loan Trust 2004-B, 2.778% due 3/25/2034	167,875
252,502	Countrywide Asset-Backed Certificates, 6.078% due 10/25/2032, 144A	202,291
4,245,000	EMC Mortgage Loan Trust, 2.703% due 1/25/2041, 144A	2,697,866
1,267,780	Equity One Mortgage Pass-Through Trust 2003-4, 6.900% due 10/25/2034	635,105
1,027,494	Finance America Mortgage Loan Trust 2004-3, 2.103% due 11/25/2034	502,994
2,535,000	First Franklin Mortgage Loan Trust 2005-FF3, 1.428% due 4/25/2035	2,248,270
14,994,079	First Franklin Mortgage Loan Trust 2005-FF9, 0.993% due 10/25/2035	8,034,974
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 4.203% due 6/25/2035, 144A	532,249
2,526,671	Fremont Home Loan Trust 2004-4, 1.878% due 3/25/2035	1,414,827
2,018,296	Fremont Home Loan Trust 2004-4, 1.953% due 3/25/2035	550,934
1,680,439	Fremont Home Loan Trust 2004-D, 1.398% due 11/25/2034	1,175,578
2,781,625	Fremont Home Loan Trust 2005-2, 1.428% due 6/25/2035	879,328
4,144,432	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1.143% due 10/25/2035	1,897,364
6,000,000	GSAMP Trust 2005-HE4, 1.083% due 7/25/2045	2,265,166
1,240,374	Home Equity Asset Trust 2003-4, 4.953% due 10/25/2033	655,612
90,340	Home Equity Asset Trust 2004-7, 2.003% due 1/25/2035	79,347
1,324,396	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	1,282,064
5,250,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 2.403% due 3/25/2035	3,183,602
120,504	Irwin Home Equity Loan Trust 2002-1, 3.828% due 2/25/2029	117,774
1,317,679	Long Beach Mortgage Loan Trust 2003-1, 6.453% due 3/25/2033	744,782
2,993,888	Mastr Asset Backed Securities Trust 2003-OPT1, 6.303% due 12/25/2032	1,543,201
2,083,992	Meritage Mortgage Loan Trust 2005-2, 1.248% due 11/25/2035	1,413,508
1,561,455	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 3.903% due 9/25/32	1,205,680
2,190,643	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 2.478% due 6/25/2035	1,285,820
621,151	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1.213% due 9/25/2034	544,107
2,409,044	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1.803% due 1/25/2035	1,795,482
326,425	New Century Home Equity Loan Trust Series 2003-5, 1.253% due 11/25/2033	250,710
538,102	New Century Home Equity Loan Trust 2003-5, 5.167% due 11/25/2033	519,395
549,353	NovaStar Mortgage Funding Trust Series 2003-2, 1.578% due 9/25/2033	522,649
4,311,000	NovaStar Mortgage Funding Trust Series 2005-2, 0.933% due 10/25/2035	3,499,078
1,200,000	NovaStar Mortgage Funding Trust Series 2005-2, 1.063% due 10/25/2035	627,760
70,000	Option One Mortgage Accep Corp Ast Back Certs Ser 2003-3, 2.853% due 6/25/2033	66,861
1,771,410	Ownit Mortgage Loan Trust Series 2005-1, 1.623% due 9/25/2035	1,368,643
667,371	Popular ABS Mortgage Pass-Through Trust 2004-5, 0.833% due 12/25/2034	588,937

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 67.9%
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5, 5.255% due 12/25/2034	$ 1,083,808
6,343,758	Quest Trust, 3.678% due 6/25/2034, 144A	4,768,871
2,000,000	Quest Trust, 3.978% due 9/25/2034, 144A	1,408,937
215,738	RAMP Series 2002-RS3 Trust, 1.428% due 6/25/2032	190,589
226,341	RAMP Series 2004-RS6 Trust, 5.710% due 6/25/2034	201,057
1,941,458	RAMP Series 2004-RS12 Trust, 3.071% due 12/25/2034	847,398
1,000,000	RAMP Series 2004-RS12 Trust, 5.186% due 12/25/2034	1,008,198
250,000	RAMP Series 2005-EFC3 Trust, 1.573% due 8/25/2035	154,161
3,181,455	RAMP Series 2005-RZ2 Trust, 1.703% due 5/25/2035	2,283,246
1,520,181	RAMP Series 2006-RS1 Trust, 0.863% due 1/25/2036	400,623
363,483	RASC Series 2002-KS2 Trust, 6.656% due 4/25/2032	248,609
320,383	RASC Series 2003-KS5 Trust, 1.033% due 7/25/2033	282,792
413,018	RASC Series 2003-KS10 Trust, 5.570% due 12/25/2033	366,291
86,617	RASC Series 2003-KS11 Trust, 1.338% due 1/25/2034	77,271
1,373,989	RASC Series 2004-KS3 Trust, 2.028% due 4/25/2034	1,016,370
1,587,758	RASC Series 2004-KS6 Trust, 2.223% due 7/25/2034	895,603
940,248	RASC Series 2006-KS2 Trust, 0.823% due 3/25/2036	861,428
681,739	SASCO Mortgage Loan Trust 2003-GEL1, 4.953% due 10/25/2033	579,555
389,299	Saxon Asset Securities Trust 2003-3, 3.378% due 12/25/2033	323,113
11,594,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.123% due 10/25/2035	1,112,269
1,570,000	Specialty Underwriting & Residential Finance Trust Series 2005-AB1, 1.128% due 3/25/2036	1,426,798
288,100	Structured Asset Securities Corp 2005-WF1, 2.338% due 2/25/2035	244,883
2,953,517	Terwin Mortgage Trust Series TMTS 2005-6HE, 1.653% due 4/25/2036	1,929,137
3,551,000	Terwin Mortgage Trust Series TMTS 2005-6HE, 1.946% due 10/25/2038	1,514,980
	TOTAL ASSET BACKED SECURITIES (Cost $81,760,672)	83,713,037

	COMMERCIAL MORTGAGE BACKED SECURITIES - 21.9%
75,491	Adjustable Rate Mortgage Trust 2005-3, 0.773% due 7/25/2035	72,498
39,922	Adjustable Rate Mortgage Trust 2005-10, 0.953% due 1/25/2036	34,233
1,209,420	Banc of America Funding 2004-C Trust, 1.348% due 12/20/2034	1,122,327
4,000,800	Bear Stearns ALT-A Trust 2004-1, 2.987% due 2/25/2034	2,850,578
119,829	Bear Stearns ALT-A Trust 2004-3, 1.308% due 4/25/2034	111,309
545,831	Bear Stearns ARM Trust 2002-12, 2.833% due 1/25/2033	507,627
53,809	Bear Stearns ARM Trust 2003-8, 2.875% due 1/25/2034	48,913
1,445,835	Bear Stearns ARM Trust 2004-7, 3.000% due 10/25/2034	1,316,319
3,607	CHL Mortgage Pass-Through Trust 2003-HYB2, 2.941% due 7/19/2033	3,483
356,846	Citigroup Mortgage Loan Trust 2007-10 5.470% due 9/25/2037	307,647
1,569,217	Credit Suisse First Boston Mortgage Securities Corp., 2.659% due 7/25/2033	1,417,617
1,745,220	Credit Suisse First Boston Mortgage Securities Corp., 2.825% due 10/25/2033	1,405,791
1,420,704	GSR Mortgage Loan Trust 2005-AR3, 1.203% due 5/25/2035	1,150,211
47,995	GSR Mortgage Loan Trust 2005-7F, 0.953% due 9/25/2035	43,928
1,182,784	HarborView Mortgage Loan Trust 2004-3, 2.863% due 5/19/2034	1,000,391
1,143,552	HarborView Mortgage Loan Trust 2004-4, 1.008% due 6/19/2034	984,287
104,742	IndyMac INDX Mortgage Loan Trust 2004-AR6, 3.031% due 10/25/2034	93,802
598,518	IndyMac INDX Mortgage Loan Trust 2004-AR9, 1.286% due 11/25/2034	555,553
2,283,818	MASTR Adjustable Rate Mortgages Trust 2004-5, 2.907% due 7/25/2034	1,851,707
30,607	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 2.942% due 12/25/2032	30,156
397,039	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 2.478% due 2/25/2033	386,360
875,758	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A 1.458% due 3/25/2030	684,545
150,778	Morgan Stanley Mortgage Loan Trust 2004-4, 6.425% due 9/25/2034	161,024
335,455	Morgan Stanley Mortgage Loan Trust 2004-7AR, 2.669% due 9/25/2034	305,581

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued) - 21.9%
33,035	New York Mortgage Trust 2005-2, 0.783% due 8/25/2035	$ 30,233
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	17,202
42,354	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 5.500% due 5/25/2033	42,977
19,408	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	19,702
227,874	Sequoia Mortgage Trust 2003-3 1.108% due 7/20/2033	212,914
3,761,277	Sequoia Mortgage Trust 2004-10, 1.198% due 11/20/2034	2,625,709
376,380	Structured Asset Mortgage Investments II Trust 2004-AR5, 2.478% due 10/19/2034	368,001
1,258,592	Thornburg Mortgage Securities Trust 2004-2, 1.453% due 6/25/2044	789,177
431,664	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1.928% due 11/25/2042	392,143
3,520,767	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 2.535% 10/25/2033	2,793,968
537,374	WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust, 1.433% due 11/25/2034	466,924
2,483,181	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust, 2.780% due 4/25/2035	1,480,610
685,840	Wells Fargo Mortgage Backed Securities 2004-BB Trust, 2.851% due 1/25/2035	637,314
172,884	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 1.053% due 4/25/2035	169,000
42,970	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 3.026% due 6/25/2034	41,987
581,759	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 2.896% due 6/25/2035	489,703
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $27,097,747)	27,023,451

	PRIVATE PLACEMENTS - 3.3%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 ** +	1,900,217
2,162,000	AMUR Finance II, LLC 12.000% due 8/31/2020 ** +	2,162,246
	TOTAL PRIVATE PLACEMENTS (Cost $4,062,000)	4,062,463
Shares
	SHORT-TERM INVESTMENT- 6.8%
	MONEY MARKET FUND - 6.8%
8,423,478	Federated US Treasury Cash Reserves, 0.00%* (Cost $8,423,478)	8,423,478

	TOTAL INVESTMENTS - 99.9% (Cost $121,343,897) (a)	$ 123,222,429
	OTHER ASSETS LESS LIABILITIES - 0.1%	92,765
	NET ASSETS - 100.0%	$ 123,315,194

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,343,897 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,836,857
	Unrealized Depreciation:	(958,325)
	Net Unrealized Appreciation:	$ 1,878,532

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
** Illiquid security. Total illiquid securities represents 3.3% of net assets as of June 30, 2016.
+ Fair Valued by the Advisor.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2016, 144A securities amounted to $17,730,407 or 14.38% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 83,713,037	$ -	$ 83,713,037
Commercial Mortgage Backed Securities	-	27,023,451	-	27,023,451
Private Placements	-	-	4,062,463	4,062,463
Short-Term Investment	8,423,478	-	-	8,423,478
Total	$ 8,423,478	$ 110,736,488	$ 4,062,463	$ 123,222,429

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2016
No. of Contracts		Value
	PURCHASED CALL OPTIONS - 0.2%
13	Euro-Bund Future	$ 2,164
	Expiration September 2016, Excise Price $171.00
2	S&P 500 Emini	4,900
	Expiration September 2016, Excise Price $2,100.00
	TOTAL PURCHASED CALL OPTIONS (Cost $7,071)	7,064

	PURCHASED PUT OPTIONS - 0.1%
72	3 MO Sterling (Short Sterling)	-
	Expiration September 2016, Excise Price $99.125
39	IMM Euro$	244
	Expiration September 2016, Excise Price $99.00
4	Japanese Yen Future	1,450
	Expiration July 2016, Excise Price $96.00
4	US 10 Year Future	500
	Expiration September 2016, Excise Price $129.00
14	US 5YR Note (CBT)	438
	Expiration August 2016, Excise Price $120.50
4	US Long Bond Future	312
	Expiration August 2016, Excise Price $164.00
	TOTAL PURCHASED PUT OPTIONS (Cost $12,638)	2,944
Shares
	SHORT-TERM INVESTMENTS - 82.3%
	MONEY MARKET FUNDS * - 82.3%
1,552,581	Fidelity Institutional Money Market Funds - Money Market Portfolio to yield 0.15%	1,552,581
94,366	Fidelity Prime Money Market Portfolio - to yield 0.15% +	94,366
100,153	TCG Cash Reserve Money Market Fund to yield 0.39%	100,153
100,154	TCG Daily Liquidity Government Money Market Fund to yield 0.39%	100,154
100,153	TCG Liquid Assets Government Money Market Fund to yield 0.39%	100,153
100,154	TCG Liquidity Plus Government Money Market Fund to yield 0.39%	100,154
100,154	TCG Ultra Money Market Fund to yield 0.39%	100,154
100,153	TCG US Government Advantage Money Market Fund to yield 0.39%	100,153
100,153	TCG US Government Max Money Market Fund to yield 0.39%	100,153
100,152	TCG US Government Premier Money Market Fund to yield 0.39%	100,152
100,153	TCG US Government Primary Liquidity Money Market Fund to yield 0.39%	100,153
100,153	TCG US Government Select Money Market Fund to yield 0.39%	100,153
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,648,479)	2,648,479

	TOTAL INVESTMENTS - 82.6% (Cost $2,668,188) (a)	$ 2,658,487
	OTHER ASSETS LESS LIABILITIES - 17.4%	559,320
	NET ASSETS - 100%	$ 3,217,807

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,617,571 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	51,992
	Unrealized Depreciation:	(11,076)
	Net Unrealized Appreciation:	40,916

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
June 30, 2016
Open Long Futures Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciaiton)
6	10 YR AUD Government Bond	Sep-16	$ 4,696,804	$ 5,731
5	3 MO Sterling (Short Sterling)	Sep-16	829,006	1,182
12	90 Day Bank Bill	Sep-16	2,138,904	(163)
29	90Day Euro$ Future	Sep-16	7,203,238	5,588
1	Australian Dollar Future	Sep-16	74,240	(30)
11	Bank Accept	Sep-16	2,097,563	240
11	Brazilian Real Future	Aug-16	339,405	8,725
6	Canadian 10 Year Bond	Sep-16	683,526	9,750
1	Canadian Dollar Future	Sep-16	77,120	(880)
2	Cocoa +	Sep-16	59,260	(2,310)
1	Coffee +	Sep-16	54,619	3,112
1	Cotton +	Dec-16	32,085	(1,000)
1	Euro/GBP	Sep-16	139,500	10,287
2	Gold +	Aug-16	264,120	4,210
7	Japanese Yen Future	Sep-16	849,363	23,498
7	Lean Hogs +	Aug-16	233,170	(11,454)
1	LME Aluminum +	Aug-16	41,200	400
1	LME Zinc +	Aug-16	52,613	856
3	Long Gilt Future	Sep-16	513,216	13,833
6	Natural Gas Future +	Apr-17	184,200	2,730
1	Natural Gas Future +	Sep-16	29,180	2,180
1	Silver +	Sep-16	93,115	6,285
4	Soybean Future +	Nov-16	230,650	1,877
10	US 10 Year Future	Sep-16	1,329,840	14,875
4	US 5YR Note (CBT)	Sep-16	488,656	3,094
4	US Long Bond Future	Sep-16	689,376	29,695
20	White Sugar +	Aug-16	552,500	55,835
9	World Sugar #11 +	Oct-16	204,926	4,592
	Net Unrealized Appreciation from Open Long Futures Contracts			$ 192,738
+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
June 30, 2016
Open Short Futures Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
15	10 YR Mini JBG	Sep-16	$ 2,235,000	$ (11,113)
12	3 Mo Euro (Euribor)	Sep-16	3,338,970	(416)
1	British Pound Future	Sep-16	82,800	(350)
9	Bursa Crude Palm Oil +	Sep-16	131,410	2,681
16	Canola +	Nov-16	122,065	(2,006)
1	Copper Future +	Sep-16	54,888	(1,388)
2	Corn Future +	Sep-16	36,550	2,237
1	EUR/CHF Futures	Sep-16	138,875	449
3	EUR/JPY Futures	Sep-16	418,500	18,053
12	Euro BOBL Future	Sep-16	1,778,748	(13,869)
7	Euro-Bund Future	Sep-16	1,297,940	(15,544)
1	Euro FX Currency Future	Sep-16	138,875	(831)
3	Live Cattle +	Aug-16	137,790	(3,737)
8	Mexican Peso Future	Sep-16	216,680	(6,555)
1	Nasdaq 100 E-Mini	Sep-16	88,140	(3,280)
1	Nikkei 225 (SGX)	Sep-16	75,795	(561)
1	NYMEX Palladium +	Sep-16	59,735	(6,144)
1	Platinum Future +	Oct-16	51,215	(1,850)
2	Robusta Coffee Future (10) +	Sep-16	34,340	(972)
7	Soybean Oil Future +	Dec-16	11,225	369
16	TOCOM Rubber +	Nov-16	121,040	124
8	Wheat Future +	Sep-16	178,200	8,018
	Net Unrealized Depreciation from Open Short Futures Contracts			$ (36,685)

	Net Unrealized Appreciation from Open Futures Contracts			$ 156,053

+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:
Assets*	Level 1	Level 2	Level 3	Total
Purchased Call Options	$ 7,064	$ -	$ -	$ 7,064
Purchased Put Options	2,944	-	-	2,944
Open Future Contracts (a)	156,053	-	-	156,053
Short-Term Investments	2,648,479	-	-	2,648,479
Total	$ 2,814,540	$ -	$ -	$ 2,814,540

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.
(a) Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of June 30, 2016.

Consolidation of Subsidiaries – AlphaCentric/IMFC Managed Futures Strategy Fund ("ACIMFC") with ACIMFSMFSF Fund Limited ("ACIMFC-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACIMFSMFSF-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ACIMFC may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACIMFCMFS's investment objectives and policies.

ACIMFC-CFC utilizes commodity based derivative products to facilitate ACIMFC's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACIMFC may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACIMFC Prospectus.

A summary of the ACIMFC's investments in the CFC is as follows:
	Inception Date of CFC	CFC Total Assets at June 30, 2016	% of Fund Total Assets at June 30, 2016
ACIMFC-CFC	12/23/15	$317,706	9.74%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The value of the derivative instruments outstanding as of June 30, 2016, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of June 30, 2016 categorized by risk exposure:

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 8/26/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 8/26/2016